John Hancock
Short Duration Municipal Opportunities Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.9%				$19,496,515
(Cost $19,796,977)
Alabama 3.8%				747,016
Black Belt Energy Gas District Gas Project No. 7, Series C1	4.000	10-01-52	500,000	497,328
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	249,688
Arizona 2.6%				517,076
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	500,000	517,076
California 6.5%				1,280,255
Bay Area Toll Authority San Francisco Bay Area Bridge Tolls, Series A (SIFMA + 1.250%) (A)	4.670	04-01-36	500,000	505,128
California Community Choice Financing Authority Clean Energy Project, Series A1	4.000	02-01-24	100,000	99,962
City of Los Angeles Anticipation Notes	4.000	06-29-23	500,000	501,732
River Islands Public Financing Authority Community Facilities District No. 2003-1 (B)	3.450	09-01-23	175,000	173,433
Delaware 2.3%				450,724
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	450,724
Florida 7.1%				1,402,557
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-26	100,000	104,592
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	541,025
Miami Beach Redevelopment Agency City Center/Historic Convention Village (B)	5.000	02-01-44	200,000	196,915
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	150,000	159,388
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	175,000	186,733
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	213,904
Georgia 9.1%				1,799,213
Augusta Development Authority Health System, Inc. Project	5.000	07-01-26	250,000	244,647
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	520,884
Downtown Savannah Authority Chatham County Judicial Complex	5.000	06-01-29	500,000	533,968
Main Street Natural Gas, Inc. Series A	4.000	07-01-52	500,000	499,714
Idaho 1.2%				234,801
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-26	100,000	103,657
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-27	125,000	131,144
Illinois 7.4%				1,459,398
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	566,242
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	335,000	326,160
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Lake County Consolidated High School District No. 120 Mundelein Series A, GO	5.500	12-01-27	515,000	$566,996
Indiana 2.6%				506,817
City of Whiting BP Products North America, Inc., AMT	5.000	11-01-47	500,000	506,817
Kentucky 2.5%				491,179
County of Boone Duke Energy Project	3.700	08-01-27	500,000	491,179
Massachusetts 2.6%				516,429
Massachusetts School Building Authority Series A	5.000	11-15-42	500,000	516,429
Michigan 1.2%				246,469
Michigan Strategic Fund Graphic Packaging International LLC, AMT	4.000	10-01-61	250,000	246,469
New York 5.9%				1,168,819
Metropolitan Transportation Authority Series A-2	5.000	11-15-28	500,000	513,859
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	150,000	155,778
TSASC, Inc. Series B	5.000	06-01-23	500,000	499,182
Ohio 2.8%				554,601
Ohio Higher Educational Facility Commission University of Dayton	5.000	02-01-30	500,000	554,601
Oklahoma 7.6%				1,499,999
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-26	100,000	106,000
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-27	145,000	155,808
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-28	240,000	260,977
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	245,128
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	197,545
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	534,541
Oregon 1.0%				197,565
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-27	190,000	197,565
Pennsylvania 4.9%				959,908
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	447,949
Dauphin County General Authority Pinnacle Health System Project, Series A	5.000	06-01-29	490,000	511,959
Rhode Island 2.6%				504,860
Providence Public Building Authority Capital Improvement Program Projects, Series A (B)	4.000	09-15-24	500,000	504,860
Texas 14.8%				2,909,016
Burleson Independent School District, GO	5.000	02-01-24	500,000	508,038
City of New Braunfels Utility System Revenue	5.000	07-01-23	500,000	502,896
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	$221,270
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	72,380
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,406
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	494,454
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-24	160,000	163,467
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-28	105,000	114,054
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-29	115,000	126,057
St. George Place Redevelopment Authority Tax Increment Contract Revenue (B)	5.000	09-01-30	120,000	132,943
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	70,000	73,051
Washington 2.6%				516,649
Port of Seattle Series C, AMT	5.000	08-01-25	500,000	516,649
Wisconsin 7.8%				1,533,164
County of Waushara Series A	4.500	06-01-27	500,000	512,080
Public Finance Authority Friends Homes, Inc. (C)	4.000	09-01-24	110,000	108,774
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	400,000	411,694
State of Wisconsin Series A, GO (SIFMA + 0.420%) (A)	3.840	05-01-25	500,000	500,616

	Yield (%)	Shares	Value
Short-term investments 0.0%			$3,634
(Cost $3,634)
Short-term funds 0.0%
John Hancock Collateral Trust (D)	4.5832(E)	364	3,634
Total investments (Cost $19,800,611) 98.9%			$19,500,149
Other assets and liabilities, net 1.1%			217,288
Total net assets 100.0%			$19,717,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SIFMA	Securities Industry and Financial Markets Association Municipal Swap Index
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-23.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	7.2
TOTAL	7.2
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following sector composition as a percentage of net assets on 2-28-23:
General obligation bonds	8.0%
Revenue bonds	90.9%
Other revenue	26.7%
Health care	18.9%
Development	8.9%
Airport	8.9%
Education	8.7%
Transportation	7.9%
Utilities	4.9%
Pollution	2.6%
Tobacco	2.5%
Facilities	0.9%
Short-term investments and other	1.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$19,496,515	—	$19,496,515	—
Short-term investments	3,634	$3,634	—	—
Total investments in securities	$19,500,149	$3,634	$19,496,515	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	364	—	$1,469,363	$(1,465,794)	$65	—	$3,123	—	$3,634
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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